<SEQUENCE>1
<FILENAME>13FQ2-2011.xfd




	UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	WASHINGTON, DC 20549

	FORM 13-F

	FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended:
	June 30, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment {Check only one}	[] is a restatement
			[] adds new holding entries

Institutional Manager Filing this Report:

Name: 			J. M. Hartwell LP
Address: 		515 Madison Avenue
			New York, NY 10022

13-F Filing Number: 28-4534

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
..

Person Signing this Report on Behalf of Reporting Manager

Name:		Barbara Romeo
Title:		Controller
Phone:		212-308-3355
Signature, Place and Date of Signing:

Barbara N. Romeo  New York, NY  July 19, 2011

Report Type{Check only one}
[X]	13F HOLDINGS REPORT
[ ] 	13F NOTICE
[ ] 	13F COMBINATION REPORT

List of other managersReporting for this manager:
     Affiliated Managers Group

Form 13-F Summary Page:
Number of other included managers:	1
Form 13-F Information Table Entry Total: 77

Form 13-F Information Table Value Toatl: $365,567 (x$1000)
List of Other Included Managers:
      No. 13F File Number Name 01- 28-04975

FORM 13F INFORMATION TABLE


                       FORM 13F INFORMATION TABLE
NAME of TITLE VALUE SHARES/ SH/ PUT/INVSTMTOTHER  VOTING AUTHORITY
ISSUEROFCLASSCUSIP(x$1000)PRNAMTPRN CALDSCRETN MANAGERSSOLESHAREDNONE
------------------ ----- ---- ---- ----- ------------ ---------------
Abovenet, Inc.         COM 00374N107 10388 147430 SH SOLE 138490  8940
Accenture Ltd          COM G1150G111  1001  16575 SH SOLE  16575
Acme Packet, Inc       COM 004764106   347   4950 SH SOLE   4950
Altria Group Inc       COM 02209S103  1120  42400 SH SOLE  42400
Apache Corp            COM 037411105  4283  34708 SH SOLE  32308  2400
Apple Computer Inc.    COM 037833100  7776  23165 SH SOLE  22765   400
Aruba Networks         COM 043176106  5909 199955 SH SOLE 183155 16800
Aspen Insurance HoldingCOM G05384105  1415  55000 SH SOLE  55000
Brigham Exploration    COM 109178103  4421 147705 SH SOLE 140305  7400
CEVA Inc               COM 157210105   750  24620 SH SOLE  24620
Carbo Ceramics         COM 140781105  7838  48100 SH SOLE  44900  3200
Check Point Software   COM m22465104   404   7100 SH SOLE   7100
Cisco Systems. Inc.    COM 17275R102   475  30400 SH SOLE  30400
Cliffs Natural ResourceCOM 18683k101  4058  43890 SH SOLE  42490  1400
Cognizant Technology SoCOM 192446102 16788 228900 SH SOLE 217500 11400
Complete Production SerCOM 20453e109  2095  62810 SH SOLE  60110  2700
Concho Resources Inc   COM 20605p101   391   4255 SH SOLE   4255
Continental Resources  COM 212015101 15877 244595 SH SOLE 229095 15500
Denbury Resources Inc. COM 247916208   494  24700 SH SOLE  24700
EMC Corp               COM 268648102   452  16400 SH SOLE  16400
Everest Re Group Inc   COM G3223R108  1373  16800 SH SOLE  16800
Express Scripts Inc    COM 302182100  1636  30300 SH SOLE  30300
Exxon Mobil CorporationCOM 30231G102  6256  76878 SH SOLE  72828  4050
Flextronics In'l Ltd   COM Y2573F102   750 116800 SH SOLE 116800
Freeport-McMoRan CopperCOM 35671D857  1818  34365 SH SOLE  32565  1800
Gastar Exploration     COM 367299203    64  18530 SH SOLE  18530
Google Inc             COM 38259P508 14744  29117 SH SOLE  26722  2395
Gulfport Energy Corp   COM 402635304   352  11850 SH SOLE  11850
Halliburton Co.        COM 406216101   775  15200 SH SOLE  15200
Infosys Technologies LtCOM 456788108  7873 120695 SH SOLE 112795  7900
Intel Corp.            COM 458140100 11021 497325 SH SOLE 476725 20600
Intl. Business Mach. CoCOM 459200101 20505 119525 SH SOLE 107825 11700
Iridium Communications COM 46269c102   244  28200 SH SOLE  28200
Johnson & Johnson      COM 478160104   526   7906 SH SOLE   7906
Kimberly Clark Corp    COM 49436810   1106  16616 SH SOLE  13496  3120
Linn Energy, LLC       COM 536020100   987 255620 SH SOLE 230520 25100
MV Oil Trust           COM 553859109    26  59900 SH SOLE  51300  8600
Medco Health Solutions COM 58405U102   455  80585 SH SOLE  78285  2300
Microsoft Corp         COM 594918104 15776 606787 SH SOLE 576387 30400
Millicom Int'l Cellula COM SE0001174 68823 657998 SH SOLE 646166 11832
Millicom Int'l Cellula COM L6388F110  4212  40267 SH SOLE  40267
Mobile Telesystems ADS COM 607409109  6429 337987 SH SOLE 317987 20000
Moodys Corp            COM 615369105  1515  39500 SH SOLE  39500
NII Holdings Inc       COM 62913F201  5200 122695 SH SOLE 114395  8300
National Oilwell Varco COM 637071101  4741  60615 SH SOLE  58315  2300
NetLogic Microsystems  COM 64118b100  2728  67500 SH SOLE  67500
Noble Energy Inc       COM 655044105  9508 106083 SH SOLE  99617  6466
Oasis Petroleum Inc.   COM 674215108   356  11995 SH SOLE  11995
Occidental Petroleum   COM 674599105  7652  73550 SH SOLE  71950  1600
Oracle Corporation     COM 68389X105 11690 355215 SH SOLE 332815 22400
Petrohawk Energy Corp  COM 716495106   264  10700 SH SOLE  10700
Philip Morris Int'l    COM 718172109  1429  21400 SH SOLE  21400
Proctor & Gamble Co.   COM 742718109   562   8844 SH SOLE   8844
Qualcomm Inc.          COM 747525103  5154  90750 SH SOLE  84250  6500
Range Resources Corp   COM 75281a109   572  10300 SH SOLE  10300
Raytheon Co.           COM 755111507   643  12900 SH SOLE  12900
Rosetta Resources      COM 777779307   356   6900 SH SOLE   6900
Royal Caribbean CruisesCOM V7780T103  1065  28300 SH SOLE  28300
Royal Dutch Shell Cl A COM 780259206  1046  14700 SH SOLE  14700
STEC, Inc.             COM 784774101  1207  70985 SH SOLE  70985
SXC Health Solutions InCOM 78505P100   262   4455 SH SOLE   4455
Safestitch Medical Inc.COM 78645y102    34  36780 SH SOLE  36780
Salesforce.com         COM 79466l302   448   3010 SH SOLE   3010
SanDisk Corporation    COM 80004c101  1378  33200 SH SOLE  33200
Schlumberger Ltd       COM 806857108  8825 102142 SH SOLE  97142  5000
Seadrill Limited       COM g7945e105  2954  83720 SH SOLE  71220 12500
Solera Holdings, Inc.  COM 83421a104   655  11065 SH SOLE   9065  2000
Southwestern Energy Co.COM 845467109   403   9400 SH SOLE   9400
Stillwater Mining Co   COM 86074q102   944  42900 SH SOLE  42900
SuccessFactors, Inc    COM 864596101   369  12560 SH SOLE  10560  2000
Symantec Corp          COM 871503108   880  44600 SH SOLE  44600
The Mosaic Company     COM 61945a107   400   5900 SH SOLE   5900
Union Pacific Corp     COM 907818108   898   8600 SH SOLE   8600
United Technologies CorCOM 913017109  1438  16250 SH SOLE  16250
Vimpel Communications ACOM 68370R109   370  29000 SH SOLE  14000 15000
Warner Chilcott plc    COM g94368100 11135 461475 SH SOLE 435475 26000
Whiting Petroleum Corp COM 966387102 10877 191130 SH SOLE 176930 14200
               </SEC-DOCUMENT>